UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01435
AMCAP Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
February 28 or 29
Date of reporting period:
August 31, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class A | AMCPX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.65% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class C | AMPCX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.40% *

*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class T | TAMCX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 21	0.41% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-1 | AMPFX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37	0.70% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-2 | AMCFX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.44% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of
net
assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-3 | FMACX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 17	0.33% *

*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-A | CAFAX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.69% *

*Annualized.
Key fund
statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-C | CAFCX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 75	1.44% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-E | CAFEX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 48	0.92% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-T | TACMX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 24	0.46% *

*Annualized.
Key fund
statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-1 | CAFFX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 27	0.51% *

*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-2 | FMMMX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 23	0.44% *

*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-3 | FMCMX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 20	0.38% *

*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-1 | RAFAX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 74	1.41% *

*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-2 | RAFBX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 74	1.42% *

*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-2E | RAEBX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 59	1.13% *

*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-3 | RAFCX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 51	0.98% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-4 | RAFEX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 36	0.68% *

*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-5E | RAEFX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.48% *

*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-5 | RAFFX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 20	0.38% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-002-1024 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-6 | RAFGX
for the six months ended August 31, 2024
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund")

for the period from March 1, 2024 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 17	0.33% *

*
Annualized
.
Key fund
statistics
Fund net assets (in millions )	$ 88,042
Total number of portfolio holdings	187
Portfolio turnover rate	18%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-002-1024 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMCAP Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended August 31, 2024
Lit. No. MFGEFP2-002-1024 © 2024 Capital Group. All rights reserved.

Investment portfolio August 31, 2024unaudited

Common stocks 94.87%		Shares	Value (000)
Information technology 27.88%
	Microsoft Corp.	13,208,882	$5,509,953
	Broadcom, Inc.	20,682,569	3,367,536
	Apple, Inc.	11,961,461	2,739,175
	Salesforce, Inc.	9,078,898	2,296,053
	NVIDIA Corp.	13,072,187	1,560,427
	Taiwan Semiconductor Manufacturing Co., Ltd.	35,613,983	1,063,406
	ASML Holding NV	979,470	885,865
	Palo Alto Networks, Inc.[1]	2,428,090	880,717
	Shopify, Inc., Class A, subordinate voting shares[1]	8,682,705	643,128
	ServiceNow, Inc.[1]	707,101	604,571
	Accenture PLC, Class A	1,561,919	534,098
	Applied Materials, Inc.	2,404,099	474,233
	First Solar, Inc.[1]	1,799,949	409,254
	Qorvo, Inc.[1]	3,509,912	406,764
	EPAM Systems, Inc.[1]	1,967,676	395,031
	Micron Technology, Inc.	3,430,113	330,114
	Adobe, Inc.[1]	522,337	300,036
	SAP SE	1,236,016	269,584
	NICE, Ltd. (ADR)[1]	1,460,755	253,792
	Texas Instruments, Inc.	1,031,172	221,021
	Constellation Software, Inc.	60,345	197,054
	Fair Isaac Corp.[1]	96,254	166,545
	Atlassian Corp., Class A1	1,000,908	165,750
	Oracle Corp.	969,920	137,040
	Autodesk, Inc.[1]	513,601	132,715
	Arista Networks, Inc.[1]	356,207	125,876
	Elastic NV, non-registered shares[1]	1,368,193	104,243
	Fabrinet, non-registered shares[1]	377,108	91,882
	Cognex Corp.	1,953,400	78,878
	HubSpot, Inc.[1]	122,343	61,058
	Datadog, Inc., Class A1	498,690	57,978
	Globant SA1	130,919	26,477
	Nutanix, Inc., Class A1	376,700	23,804
	Aspen Technology, Inc.[1]	99,869	23,383
	MongoDB, Inc., Class A1	21,411	6,226
	Stripe, Inc., Class B1,2,3	217,774	5,991
			24,549,658

Health care 15.85%
	Eli Lilly and Co.	2,667,723	2,561,068
	Thermo Fisher Scientific, Inc.	2,380,459	1,464,149
	UnitedHealth Group, Inc.	2,368,940	1,398,148
	Vertex Pharmaceuticals, Inc.[1]	2,582,950	1,280,859
	Abbott Laboratories	7,468,739	845,984
	Alnylam Pharmaceuticals, Inc.[1]	3,072,430	807,097
	Danaher Corp.	2,749,656	740,510
	Regeneron Pharmaceuticals, Inc.[1]	543,326	643,673
	Insulet Corp.[1]	2,725,296	552,608
	Molina Healthcare, Inc.[1]	1,301,126	455,121
	BioMarin Pharmaceutical, Inc.[1]	4,610,520	420,526
	ICON PLC[1]	1,218,081	392,295
	AstraZeneca PLC	1,696,515	296,447
	Sarepta Therapeutics, Inc.[1]	2,099,199	285,029
	Stryker Corp.	784,938	282,907
	Elevance Health, Inc.	376,272	209,542
	IDEXX Laboratories, Inc.[1]	418,904	201,631
	Haemonetics Corp.[1]	2,354,278	177,936
	DexCom, Inc.[1]	2,269,474	157,365
	IQVIA Holdings, Inc.[1]	623,627	156,873
	Veeva Systems, Inc., Class A1	722,260	156,326
	Intuitive Surgical, Inc.[1]	309,928	152,680
	GE HealthCare Technologies, Inc.	1,674,554	142,036

1	AMCAP Fund

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Mettler-Toledo International, Inc.[1]	61,289	$88,200
	West Pharmaceutical Services, Inc.	157,093	49,269
	Centene Corp.[1]	448,763	35,376
			13,953,655

Industrials 14.72%
	TransDigm Group, Inc.	1,947,548	2,674,392
	Carrier Global Corp.	15,278,410	1,111,963
	Ingersoll-Rand, Inc.	11,141,350	1,018,876
	Uber Technologies, Inc.[1]	11,733,698	858,085
	Copart, Inc.[1]	14,846,157	786,252
	XPO, Inc.[1,4]	5,829,234	668,147
	General Electric Co.	3,689,785	644,310
	United Rentals, Inc.	845,116	626,451
	RTX Corp.	4,852,739	598,537
	GFL Environmental, Inc., subordinate voting shares	13,506,677	584,974
	Dayforce, Inc.[1,4]	9,786,059	559,469
	Woodward, Inc.	2,396,777	399,423
	Equifax, Inc.	1,111,777	341,460
	Saia, Inc.[1]	791,030	297,293
	Howmet Aerospace, Inc.	3,074,190	297,151
	Airbus SE, non-registered shares	1,893,067	291,780
	Delta Air Lines, Inc.	4,738,970	201,359
	Ferguson Enterprises, Inc.	767,541	157,891
	Safran SA	674,616	147,706
	Northrop Grumman Corp.	278,616	145,775
	Armstrong World Industries, Inc.	1,047,517	132,783
	ITT, Inc.	717,582	99,902
	FTAI Aviation, Ltd.	740,852	94,688
	Caterpillar, Inc.	248,943	88,649
	Paylocity Holding Corp.[1]	319,775	51,612
	WillScot Holdings Corp., Class A1	768,116	29,603
	Waste Management, Inc.	103,657	21,979
	APi Group Corp.[1]	483,848	17,201
	Core & Main, Inc., Class A1	143,023	6,869
	GE Vernova, Inc.[1]	15,000	3,015
			12,957,595

Consumer discretionary 12.57%
	Amazon.com, Inc.[1]	17,223,595	3,074,412
	TopBuild Corp.[1,4]	2,495,797	980,898
	MercadoLibre, Inc.[1]	434,266	895,309
	Hilton Worldwide Holdings, Inc.	3,698,191	812,271
	Floor & Decor Holdings, Inc., Class A1,4	5,569,051	626,184
	Burlington Stores, Inc.[1]	2,324,580	623,545
	Flutter Entertainment PLC[1]	2,233,864	474,495
	Royal Caribbean Cruises, Ltd.[1]	2,654,020	436,905
	DoorDash, Inc., Class A1	3,014,988	388,059
	NVR, Inc.[1]	39,858	365,596
	Tesla, Inc.[1]	1,462,675	313,173
	Chipotle Mexican Grill, Inc.[1]	5,223,493	292,933
	Churchill Downs, Inc.	1,738,980	241,666
	adidas AG	822,537	210,404
	Caesars Entertainment, Inc.[1]	5,412,008	203,708
	D.R. Horton, Inc.	1,048,494	197,914
	NIKE, Inc., Class B	1,754,789	146,209
	LVMH Moët Hennessy-Louis Vuitton SE	189,889	142,440
	YETI Holdings, Inc.[1]	3,421,386	137,950
	Viking Holdings, Ltd.[1]	3,892,779	130,603
	Williams-Sonoma, Inc.	655,146	88,006
	Tractor Supply Co.	292,249	78,191
	Galaxy Entertainment Group, Ltd.	13,784,000	53,572
	Booking Holdings, Inc.	7,989	31,231
	Evolution AB	286,257	29,796
	Wyndham Hotels & Resorts, Inc.	299,370	23,560
	Marriott International, Inc., Class A	91,216	21,407
	CAVA Group, Inc.[1]	150,682	17,184

AMCAP Fund	2

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Ollie’s Bargain Outlet Holdings, Inc.[1]	149,805	$13,417
	Service Corp. International	151,947	11,893
	Moncler SpA	87,600	5,371
			11,068,302

Communication services 9.71%
	Alphabet, Inc., Class A	15,425,954	2,520,292
	Alphabet, Inc., Class C	9,204,529	1,519,760
	Meta Platforms, Inc., Class A	5,331,801	2,779,521
	Netflix, Inc.[1]	1,341,905	941,145
	Charter Communications, Inc., Class A1	961,351	334,108
	Take-Two Interactive Software, Inc.[1]	1,850,920	299,312
	Electronic Arts, Inc.	908,311	137,900
	Universal Music Group NV	463,824	12,125
			8,544,163

Financials 7.94%
	Mastercard, Inc., Class A	3,960,691	1,914,360
	Progressive Corp.	2,147,594	541,623
	Visa, Inc., Class A	1,543,012	426,442
	BlackRock, Inc.	450,790	406,527
	PNC Financial Services Group, Inc.	2,001,316	370,424
	RenaissanceRe Holdings, Ltd.	1,267,185	322,866
	Affirm Holdings, Inc., Class A1	7,039,503	309,809
	Apollo Asset Management, Inc.	2,618,023	302,984
	Blue Owl Capital, Inc., Class A	16,746,041	295,400
	Marsh & McLennan Companies, Inc.	1,238,466	281,763
	Blackstone, Inc.	1,674,914	238,441
	S&P Global, Inc.	445,709	228,756
	KKR & Co., Inc.	1,738,003	215,113
	Aon PLC, Class A	537,334	184,692
	Morgan Stanley	1,613,956	167,222
	Nu Holdings, Ltd., Class A1	10,261,924	153,621
	AIA Group, Ltd.	21,263,400	151,669
	Stifel Financial Corp.	1,692,868	149,209
	Toast, Inc., Class A1	5,247,608	130,456
	MSCI, Inc.	180,219	104,633
	Houlihan Lokey, Inc., Class A	385,931	60,445
	Arch Capital Group, Ltd.[1]	318,803	36,053
			6,992,508

Consumer staples 3.04%
	Philip Morris International, Inc.	10,843,185	1,336,856
	Costco Wholesale Corp.	420,923	375,623
	Constellation Brands, Inc., Class A	1,504,292	362,098
	Monster Beverage Corp.[1]	6,231,425	293,687
	Dollar Tree Stores, Inc.[1]	2,682,876	226,676
	Estée Lauder Companies, Inc. (The), Class A	356,570	32,683
	Celsius Holdings, Inc.[1]	789,365	30,020
	Dollar General Corp.	154,700	12,836
	e.l.f. Beauty, Inc.[1]	43,055	6,449
			2,676,928

Materials 1.94%
	Linde PLC	1,623,466	776,423
	Ecolab, Inc.	1,069,735	270,835
	ATI, Inc.[1]	3,332,215	212,862
	Sherwin-Williams Co.	494,389	182,612
	Celanese Corp.	1,177,989	153,845
	Sika AG	348,765	111,790
			1,708,367

Real estate 0.63%
	CoStar Group, Inc.[1]	3,361,267	259,826
	American Tower Corp. REIT	844,589	189,239
	Equinix, Inc. REIT	122,450	102,167
			551,232

3	AMCAP Fund

Common stocks (continued)		Shares	Value (000)

Energy 0.57%
	EOG Resources, Inc.	2,558,270	$329,556
	ConocoPhillips	1,528,118	173,885
			503,441

Utilities 0.02%
	Constellation Energy Corp.	101,631	19,991
	Total common stocks (cost: $44,435,188,000)		83,525,840
Preferred securities 0.03%
Information technology 0.03%
	Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,2,3]	430,630	11,847
	Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,2,3]	327,540	9,011
	Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,2,3]	116,181	3,196
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	86,605	2,382
	Total preferred securities (cost: $22,713,000)		26,436
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	34,745	— [5]
	Total rights & warrants (cost: $0)		— [5]

Convertible stocks 0.09%
Information technology 0.07%
	Genesys Cloud Services Topco, LLC, Class P, convertible preferred shares[2,3]	52,280,000	28,754
	Genesys Cloud Services Topco, LLC, Class P3, convertible preferred shares[2,3]	13,070,000	7,189
	Genesys Cloud Services Topco, LLC, Class P4, convertible preferred shares[2,3]	13,070,000	7,189
	Genesys Cloud Services Topco, LLC, Class P1, convertible preferred shares[2,3]	13,070,000	7,188
	Genesys Cloud Services Topco, LLC, Class P2, convertible preferred shares[2,3]	13,070,000	7,188
			57,508

Materials 0.02%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	448,416	19,174
	Total convertible stocks (cost: $103,937,000)		76,682
Short-term securities 4.88%
Money market investments 4.88%
	Capital Group Central Cash Fund 5.30%[4,6]	42,987,607	4,300,051
	Total short-term securities (cost: $4,298,951,000)		4,300,051
	Total investment securities 99.87% (cost: $48,860,789,000)		87,929,009
	Other assets less liabilities 0.13%		112,560
	Net assets 100.00%		$88,041,569

AMCAP Fund	4

Investments in affiliates4

	Value at 3/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Common stocks 3.22%
Health care 0.00%
Haemonetics Corp. [1,7]	$195,390	$33,366	$55,060	$(10,282)	$14,522	$—	$—
Industrials 1.39%
XPO, Inc. [1]	737,917	72,785	107,875	20,999	(55,679)	668,147	—
Dayforce, Inc.[1]	613,198	57,727	654	26	(110,828)	559,469	—
						1,227,616
Consumer discretionary 1.83%
TopBuild Corp. [1]	868,971	171,291	39,111	8,579	(28,832)	980,898	—
Floor & Decor Holdings, Inc., Class A1	722,514	—	45,807	8,967	(59,490)	626,184	—
Burlington Stores, Inc.[1,7]	727,983	—	274,420	78,207	91,775	—	—
Caesars Entertainment, Inc.[1,7]	422,532	80,100	217,419	(233,703)	152,198	—	—
Churchill Downs, Inc.[7]	601,268	—	415,401	40,854	14,945	—	—
Helen of Troy, Ltd.[8]	167,988	—	140,157	(52,790)	24,959	—	—
YETI Holdings, Inc.[1,7]	230,628	—	88,274	(12,007)	7,603	—	—
						1,607,082
Total common stocks						2,834,698
Short-term securities 4.88%
Money market investments 4.88%
Capital Group Central Cash Fund 5.30% [6]	2,657,698	9,193,649	7,552,521	230	995	4,300,051	84,598
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.30% [6]	13,384		13,384 [9]			—	— [10]
Total short-term securities						4,300,051
Total 8.10%				$(150,920)	$52,168	$7,134,749	$84,598
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Genesys Cloud Services Topco, LLC, Class P, convertible preferred shares[2]	11/26/2021	$42,151	$28,754	.03%
Genesys Cloud Services Topco, LLC, Class P3, convertible preferred shares[2]	11/26/2021	10,537	7,189.01
Genesys Cloud Services Topco, LLC, Class P4, convertible preferred shares[2]	11/26/2021	7,700	7,189.01
Genesys Cloud Services Topco, LLC, Class P1, convertible preferred shares[2]	11/26/2021	10,538	7,188	.00 [11]
Genesys Cloud Services Topco, LLC, Class P2, convertible preferred shares[2]	11/26/2021	10,537	7,188.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,2]	9/29/2023	9,681	11,847.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,2]	8/24/2023	7,055	9,011.01
Stripe, Inc., Class B1,2	5/6/2021-8/24/2023	8,431	5,991.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,2]	8/24/2023	2,502	3,196.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	3,475	2,382	.00 [11]
Total		$112,607	$89,935	.10%

5	AMCAP Fund

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $89,935,000, which represented .10% of the net assets of the fund.

[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 8/31/2024.
[7]	Affiliated issuer during the reporting period but no longer an affiliate at 8/31/2024. Refer to the investment portfolio for the security value at 8/31/2024.
[8]	Affiliated issuer during the reporting period but no longer held at 8/31/2024.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

AMCAP Fund	6

Financial statements
Statement of assets and liabilities at August 31, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $42,623,965)	$80,794,260
Affiliated issuers (cost: $6,236,824)	7,134,749	$87,929,009
Cash		58
Cash denominated in currencies other than U.S. dollars (cost: $1)		1
Receivables for:
Sales of investments	180,404
Sales of fund’s shares	50,520
Dividends	42,467
Securities lending income	7
Other	111	273,509
		88,202,577
Liabilities:
Payables for:
Purchases of investments	84,387
Repurchases of fund’s shares	37,508
Investment advisory services	21,336
Services provided by related parties	13,959
Trustees’ deferred compensation	3,381
Other	437	161,008
Net assets at August 31, 2024		$88,041,569
Net assets consist of:
Capital paid in on shares of beneficial interest		$43,654,752
Total distributable earnings (accumulated loss)		44,386,817
Net assets at August 31, 2024		$88,041,569

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,015,386 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$40,244,358	924,797	$43.52
Class C	710,266	20,291	35.00
Class T	15	— *	43.80
Class F-1	877,269	20,412	42.98
Class F-2	9,498,561	215,107	44.16
Class F-3	5,600,836	127,459	43.94
Class 529-A	2,638,733	61,680	42.78
Class 529-C	58,968	1,676	35.18
Class 529-E	86,554	2,115	40.94
Class 529-T	24	1	43.73
Class 529-F-1	15	— *	43.40
Class 529-F-2	292,721	6,708	43.64
Class 529-F-3	16	— *	43.65
Class R-1	55,213	1,516	36.43
Class R-2	691,767	18,999	36.41
Class R-2E	87,990	2,089	42.11
Class R-3	962,554	23,353	41.22
Class R-4	730,184	16,988	42.98
Class R-5E	193,147	4,414	43.75
Class R-5	274,343	6,138	44.69
Class R-6	25,038,035	561,643	44.58
*
Amount less than one thousand.
Refer to the notes to financial statements.

7	AMCAP Fund

Financial statements (continued)
Statement of operations for the six months ended August 31, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,613; also includes $84,598 from affiliates)	$364,491
Interest from unaffiliated issuers	609
Securities lending income (net of fees)	261	$365,361
Fees and expenses*:
Investment advisory services	126,689
Distribution services	61,603
Transfer agent services	25,507
Administrative services	12,961
529 plan services	843
Reports to shareholders	734
Registration statement and prospectus	528
Trustees’ compensation	526
Auditing and legal	146
Custodian	495
Other	92	230,124
Net investment income		135,237
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	5,351,863
Affiliated issuers	(150,920)
In-kind redemptions	67,374
Currency transactions	(974)	5,267,343
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,062,066
Affiliated issuers	52,168
Currency translations	315	1,114,549
Net realized gain (loss) and unrealized appreciation (depreciation)		6,381,892
Net increase (decrease) in net assets resulting from operations		$6,517,129
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

AMCAP Fund	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended August 31,	Year ended February 29,
	2024*	2024

Operations:
Net investment income	$135,237	$373,118
Net realized gain (loss)	5,267,343	4,740,334
Net unrealized appreciation (depreciation)	1,114,549	16,838,418
Net increase (decrease) in net assets resulting from operations	6,517,129	21,951,870
Distributions paid to shareholders	(1,627,720)	(2,723,713)
Net capital share transactions	(2,178,801)	(2,578,345)
Total increase (decrease) in net assets	2,710,608	16,649,812
Net assets:
Beginning of period	85,330,961	68,681,149
End of period	$88,041,569	$85,330,961
*
Unaudited.
Refer to the notes to financial statements.

9	AMCAP Fund

Notes to financial statementsunaudited
1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

AMCAP Fund	10

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

11	AMCAP Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$22,324,812	$2,218,855	$5,991	$24,549,658
Health care	13,657,208	296,447	—	13,953,655
Industrials	12,518,109	439,486	—	12,957,595
Consumer discretionary	10,626,719	441,583	—	11,068,302
Communication services	8,532,038	12,125	—	8,544,163
Financials	6,840,839	151,669	—	6,992,508
Consumer staples	2,676,928	—	—	2,676,928
Materials	1,596,577	111,790	—	1,708,367
Real estate	551,232	—	—	551,232
Energy	503,441	—	—	503,441
Utilities	19,991	—	—	19,991
Preferred securities	—	—	26,436	26,436
Rights & warrants	—	—	— *	— *
Convertible stocks	19,174	—	57,508	76,682
Short-term securities	4,300,051	—	—	4,300,051
Total	$84,167,119	$3,671,955	$89,935	$87,929,009
*
Amount less than one thousand.

AMCAP Fund	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

13	AMCAP Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of August 31, 2024, the fund did not have any securities out on loan.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended August 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended August 31, 2024, the fund recognized $939,000 in EU reclaims (net of $1,000 in fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

AMCAP Fund	14

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 29, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed long-term capital gains	$1,627,760
Post-October capital loss deferral*	(60,869)
*
This deferral is considered incurred in the subsequent year.
As of August 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$39,778,537
Gross unrealized depreciation on investments	(729,530)
Net unrealized appreciation (depreciation) on investments	39,049,007
Cost of investments	48,880,002
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended August 31, 2024			Year ended February 29, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$—	$749,134	$749,134	$202,913	$955,384	$1,158,297
Class C	—	16,821	16,821	—	23,410	23,410
Class T	—	— †	— †	— †	— †	— †
Class F-1	—	16,773	16,773	4,009	22,190	26,199
Class F-2	—	173,048	173,048	80,783	226,517	307,300
Class F-3	—	103,230	103,230	57,658	134,593	192,251
Class 529-A	—	50,490	50,490	12,555	63,974	76,529
Class 529-C	—	1,422	1,422	—	1,978	1,978
Class 529-E	—	1,741	1,741	147	2,222	2,369
Class 529-T	—	— †	— †	— †	1	1
Class 529-F-1	—	— †	— †	— †	— †	— †
Class 529-F-2	—	5,391	5,391	2,319	6,467	8,786
Class 529-F-3	—	— †	— †	— †	— †	— †
Class R-1	—	1,266	1,266	—	1,849	1,849
Class R-2	—	15,462	15,462	—	19,794	19,794
Class R-2E	—	1,702	1,702	2	2,047	2,049
Class R-3	—	19,127	19,127	983	24,453	25,436
Class R-4	—	14,084	14,084	3,810	18,602	22,412
Class R-5E	—	3,403	3,403	1,493	4,077	5,570
Class R-5	—	5,118	5,118	2,714	6,834	9,548
Class R-6	—	449,508	449,508	248,807	591,128	839,935
Total	$—	$1,627,720	$1,627,720	$618,193	$2,105,520	$2,723,713
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.274% on such assets in excess of $89 billion. For the six months ended August 31, 2024, the investment advisory services fees were $126,689,000, which were equivalent to an annualized rate of 0.293% of average daily net assets.

15	AMCAP Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended August 31, 2024, the 529 plan services fees were $843,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

AMCAP Fund	16

For the six months ended August 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$47,097	$15,848	$5,912	Not applicable
Class C	3,588	294	109	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,066	572	131	Not applicable
Class F-2	Not applicable	5,071	1,406	Not applicable
Class F-3	Not applicable	19	827	Not applicable
Class 529-A	2,933	984	391	$723
Class 529-C	301	24	9	17
Class 529-E	212	18	13	24
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	74	42	79
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	295	27	9	Not applicable
Class R-2	2,556	1,157	102	Not applicable
Class R-2E	259	86	13	Not applicable
Class R-3	2,383	696	143	Not applicable
Class R-4	913	351	110	Not applicable
Class R-5E	Not applicable	132	27	Not applicable
Class R-5	Not applicable	69	41	Not applicable
Class R-6	Not applicable	85	3,676	Not applicable

Total class-specific expenses	$61,603	$25,507	$12,961	$843
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $526,000 in the fund’s statement of operations reflects $172,000 in current fees (either paid in cash or deferred) and a net increase of $354,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended August 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $709,058,000 and $610,608,000, respectively, which generated $173,612,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended August 31, 2024.

17	AMCAP Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended August 31, 2024
Class A	$790,915	18,900	$737,776	17,512	$(2,256,475)	(53,846)	$(727,784)	(17,434)
Class C	33,421	989	16,781	494	(125,671)	(3,713)	(75,469)	(2,230)
Class T	—	—	—	—	—	—	—	—
Class F-1	8,047	196	16,626	400	(68,441)	(1,654)	(43,768)	(1,058)
Class F-2	824,461	19,426	167,781	3,926	(1,372,988)	(32,299)	(380,746)	(8,947)
Class F-3	401,258	9,486	102,467	2,411	(674,242)	(15,941)	(170,517)	(4,044)
Class 529-A	99,138	2,406	50,475	1,219	(199,855)	(4,838)	(50,242)	(1,213)
Class 529-C	5,233	154	1,422	41	(13,759)	(404)	(7,104)	(209)
Class 529-E	3,568	91	1,737	44	(7,260)	(183)	(1,955)	(48)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	24,150	575	5,390	128	(22,025)	(522)	7,515	181
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	2,421	69	1,265	36	(14,479)	(409)	(10,793)	(304)
Class R-2	50,949	1,449	15,460	438	(79,802)	(2,263)	(13,393)	(376)
Class R-2E	7,362	180	1,702	42	(9,672)	(239)	(608)	(17)
Class R-3	73,729	1,854	19,102	478	(123,109)	(3,093)	(30,278)	(761)
Class R-4	40,368	976	14,081	338	(97,361)	(2,349)	(42,912)	(1,035)
Class R-5E	27,531	652	3,403	80	(20,249)	(481)	10,685	251
Class R-5	12,016	280	5,115	118	(35,796)	(831)	(18,665)	(433)
Class R-6	857,833	20,225	447,150	10,368	(1,927,750)	(44,795)	(622,767)	(14,202)
Total net increase (decrease)	$3,262,400	77,908	$1,607,733	38,073	$(7,048,934)	(167,860)	$(2,178,801)	(51,879)
Refer to the end of the table for footnotes.

AMCAP Fund	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended February 29, 2024
Class A	$1,601,610	44,848	$1,140,062	30,679	$(3,863,479)	(108,379)	$(1,121,807)	(32,852)
Class C	69,351	2,380	23,350	770	(245,759)	(8,504)	(153,058)	(5,354)
Class T	—	—	—	—	—	—	—	—
Class F-1	17,324	492	25,977	707	(137,879)	(3,940)	(94,578)	(2,741)
Class F-2	1,338,218	36,987	297,967	7,940	(2,014,727)	(55,619)	(378,542)	(10,692)
Class F-3	677,916	18,876	190,007	5,097	(1,136,981)	(31,479)	(269,058)	(7,506)
Class 529-A	181,800	5,159	76,506	2,092	(353,143)	(9,966)	(94,837)	(2,715)
Class 529-C	11,591	395	1,977	65	(27,782)	(942)	(14,214)	(482)
Class 529-E	6,344	187	2,369	67	(13,901)	(408)	(5,188)	(154)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	45,142	1,256	8,782	237	(40,243)	(1,117)	13,681	376
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	7,004	231	1,849	59	(14,862)	(494)	(6,009)	(204)
Class R-2	106,515	3,545	19,781	628	(152,078)	(5,045)	(25,782)	(872)
Class R-2E	16,080	464	2,049	57	(13,262)	(384)	4,867	137
Class R-3	147,070	4,347	25,422	717	(209,377)	(6,210)	(36,885)	(1,146)
Class R-4	95,549	2,697	22,409	610	(165,070)	(4,666)	(47,112)	(1,359)
Class R-5E	46,494	1,304	5,569	149	(71,713)	(2,038)	(19,650)	(585)
Class R-5	28,227	777	9,535	251	(74,677)	(2,059)	(36,915)	(1,031)
Class R-6	1,136,811	31,794	834,870	22,074	(2,264,940)	(60,842)	(293,259)	(6,974)
Total net increase (decrease)	$5,533,046	155,739	$2,688,482	72,199	$(10,799,873)	(302,092)	$(2,578,345)	(74,154)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,905,989,000 and $20,380,388,000, respectively, during the six months ended August 31, 2024.

19	AMCAP Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2024[5,6]	$41.15	$.04	$3.14	$3.18	$—	$(.81 )	$(.81 )	$43.52	7.79%[7]	$40,244	.65%[8]	.65%[8]	.20%[8]
2/29/2024	31.97	.13	10.30	10.43	(.22 )	(1.03)	(1.25)	41.15	33.03	38,775.67		.67	.37
2/28/2023	39.42	.10	(5.28)	(5.18)	—	(2.27)	(2.27)	31.97	(12.71)	31,169.67		.67	.32
2/28/2022	40.16	.02	1.94	1.96	—	(2.70)	(2.70)	39.42	4.42	38,536.65		.65	.05
2/28/2021	31.47	.09	10.12	10.21	(.08 )	(1.44)	(1.52)	40.16	32.98	38,472.67		.67	.26
2/29/2020	30.87	.22	2.03	2.25	(.18 )	(1.47)	(1.65)	31.47	7.03	30,635.68		.68	.69
Class C:
8/31/2024[5,6]	33.38	(.09 )	2.52	2.43	—	(.81 )	(.81 )	35.00	7.36 [7]	710	1.40 [8]	1.40 [8]	(.55 )[8]
2/29/2024	26.13	(.11 )	8.39	8.28	—	(1.03)	(1.03)	33.38	32.07	752	1.42	1.42	(.38 )
2/28/2023	32.96	(.12 )	(4.44)	(4.56)	—	(2.27)	(2.27)	26.13	(13.36)	728	1.42	1.42	(.44 )
2/28/2022	34.23	(.26 )	1.69	1.43	—	(2.70)	(2.70)	32.96	3.61	1,085	1.40	1.40	(.70 )
2/28/2021	27.15	(.14 )	8.66	8.52	—	(1.44)	(1.44)	34.23	31.99	1,252	1.41	1.41	(.47 )
2/29/2020	26.88	(.02 )	1.76	1.74	—	(1.47)	(1.47)	27.15	6.21	1,299	1.43	1.43	(.07 )
Class T:
8/31/2024[5,6]	41.36	.09	3.16	3.25	—	(.81 )	(.81 )	43.80	7.93 [7,9]	— [10]	.41 [8,9]	.41 [8,9]	.44 [8,9]
2/29/2024	32.18	.23	10.37	10.60	(.39 )	(1.03)	(1.42)	41.36	33.44 [9]	— [10]	.40 [9]	.40 [9]	.65 [9]
2/28/2023	39.57	.19	(5.31)	(5.12)	—	(2.27)	(2.27)	32.18	(12.50)[9]	— [10]	.41 [9]	.41 [9]	.58 [9]
2/28/2022	40.22	.12	1.93	2.05	—	(2.70)	(2.70)	39.57	4.65 [9]	— [10]	.42 [9]	.42 [9]	.28 [9]
2/28/2021	31.50	.18	10.13	10.31	(.15 )	(1.44)	(1.59)	40.22	33.30 [9]	— [10]	.42 [9]	.42 [9]	.50 [9]
2/29/2020	30.88	.30	2.03	2.33	(.24 )	(1.47)	(1.71)	31.50	7.29 [9]	— [10]	.44 [9]	.44 [9]	.92 [9]
Class F-1:
8/31/2024[5,6]	40.66	.03	3.10	3.13	—	(.81 )	(.81 )	42.98	7.76 [7]	877	.70 [8]	.70 [8]	.14 [8]
2/29/2024	31.58	.12	10.17	10.29	(.18 )	(1.03)	(1.21)	40.66	32.99	873.71		.71	.33
2/28/2023	38.99	.09	(5.23)	(5.14)	—	(2.27)	(2.27)	31.58	(12.74)	765.71		.71	.28
2/28/2022	39.78	— [11]	1.91	1.91	—	(2.70)	(2.70)	38.99	4.34	1,017.70		.70	(.01 )
2/28/2021	31.18	.08	10.02	10.10	(.06 )	(1.44)	(1.50)	39.78	32.95	1,318.71		.71	.23
2/29/2020	30.59	.21	2.00	2.21	(.15 )	(1.47)	(1.62)	31.18	6.98	1,332.72		.72	.65
Class F-2:
8/31/2024[5,6]	41.70	.09	3.18	3.27	—	(.81 )	(.81 )	44.16	7.91 [7]	9,499	.44 [8]	.44 [8]	.41 [8]
2/29/2024	32.43	.22	10.44	10.66	(.36 )	(1.03)	(1.39)	41.70	33.35	9,344.44		.44	.60
2/28/2023	39.86	.18	(5.34)	(5.16)	—	(2.27)	(2.27)	32.43	(12.51)	7,613.44		.44	.54
2/28/2022	40.51	.11	1.94	2.05	—	(2.70)	(2.70)	39.86	4.61	9,685.44		.44	.26
2/28/2021	31.71	.17	10.21	10.38	(.14 )	(1.44)	(1.58)	40.51	33.31	9,686.44		.44	.48
2/29/2020	31.08	.30	2.04	2.34	(.24 )	(1.47)	(1.71)	31.71	7.26	7,554.45		.45	.91
Class F-3:
8/31/2024[5,6]	41.48	.11	3.16	3.27	—	(.81 )	(.81 )	43.94	7.95 [7]	5,601	.33 [8]	.33 [8]	.52 [8]
2/29/2024	32.29	.26	10.39	10.65	(.43 )	(1.03)	(1.46)	41.48	33.51	5,455.33		.33	.71
2/28/2023	39.66	.22	(5.32)	(5.10)	—	(2.27)	(2.27)	32.29	(12.42)	4,489.33		.33	.66
2/28/2022	40.27	.16	1.93	2.09	—	(2.70)	(2.70)	39.66	4.74	5,290.33		.33	.37
2/28/2021	31.53	.21	10.14	10.35	(.17 )	(1.44)	(1.61)	40.27	33.41	5,054.34		.34	.59
2/29/2020	30.90	.33	2.04	2.37	(.27 )	(1.47)	(1.74)	31.53	7.39	3,967.35		.35	1.01
Class 529-A:
8/31/2024[5,6]	40.48	.03	3.08	3.11	—	(.81 )	(.81 )	42.78	7.75 [7]	2,639	.69 [8]	.69 [8]	.16 [8]
2/29/2024	31.45	.12	10.14	10.26	(.20 )	(1.03)	(1.23)	40.48	33.03	2,546.71		.71	.34
2/28/2023	38.84	.09	(5.21)	(5.12)	—	(2.27)	(2.27)	31.45	(12.75)	2,064.71		.71	.28
2/28/2022	39.63	.01	1.90	1.91	—	(2.70)	(2.70)	38.84	4.36	2,503.68		.68	.02
2/28/2021	31.08	.08	9.98	10.06	(.07 )	(1.44)	(1.51)	39.63	32.93	2,496.71		.71	.22
2/29/2020	30.51	.20	2.00	2.20	(.16 )	(1.47)	(1.63)	31.08	6.97	1,891.72		.72	.64
Refer to the end of the table for footnotes.

AMCAP Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2024[5,6]	$33.55	$(.10 )	$2.54	$2.44	$—	$(.81 )	$(.81 )	$35.18	7.35%[7]	$59	1.44%[8]	1.44%[8]	(.59 )%[8]
2/29/2024	26.27	(.13 )	8.44	8.31	—	(1.03)	(1.03)	33.55	32.01	63	1.48	1.48	(.43 )
2/28/2023	33.15	(.13 )	(4.48)	(4.61)	—	(2.27)	(2.27)	26.27	(13.44)	62	1.48	1.48	(.50 )
2/28/2022	34.43	(.28 )	1.70	1.42	—	(2.70)	(2.70)	33.15	3.56	90	1.45	1.45	(.75 )
2/28/2021	27.31	(.14 )	8.70	8.56	—	(1.44)	(1.44)	34.43	31.96	113	1.45	1.45	(.48 )
2/29/2020	27.03	(.03 )	1.78	1.75	—	(1.47)	(1.47)	27.31	6.21	220	1.47	1.47	(.10 )
Class 529-E:
8/31/2024[5,6]	38.81	(.01 )	2.95	2.94	—	(.81 )	(.81 )	40.94	7.65 [7]	87	.92 [8]	.92 [8]	(.07 )[8]
2/29/2024	30.16	.04	9.71	9.75	(.07 )	(1.03)	(1.10)	38.81	32.68	84.94		.94	.11
2/28/2023	37.44	.02	(5.03)	(5.01)	—	(2.27)	(2.27)	30.16	(12.94)	70.93		.93	.05
2/28/2022	38.37	(.09 )	1.86	1.77	—	(2.70)	(2.70)	37.44	4.12	86.92		.92	(.22 )
2/28/2021	30.14	— [11]	9.67	9.67	— [11]	(1.44)	(1.44)	38.37	32.66	91.93		.93	.01
2/29/2020	29.65	.13	1.94	2.07	(.11 )	(1.47)	(1.58)	30.14	6.72	79.95		.95	.42
Class 529-T:
8/31/2024[5,6]	41.31	.08	3.15	3.23	—	(.81 )	(.81 )	43.73	7.89 [7,9]	— [10]	.46 [8,9]	.46 [8,9]	.39 [8,9]
2/29/2024	32.14	.21	10.34	10.55	(.35 )	(1.03)	(1.38)	41.31	33.31 [9]	— [10]	.47 [9]	.47 [9]	.58 [9]
2/28/2023	39.53	.17	(5.29)	(5.12)	—	(2.27)	(2.27)	32.14	(12.51)[9]	— [10]	.46 [9]	.46 [9]	.53 [9]
2/28/2022	40.21	.10	1.92	2.02	—	(2.70)	(2.70)	39.53	4.60 [9]	— [10]	.47 [9]	.47 [9]	.23 [9]
2/28/2021	31.49	.16	10.13	10.29	(.13 )	(1.44)	(1.57)	40.21	33.22 [9]	— [10]	.48 [9]	.48 [9]	.44 [9]
2/29/2020	30.88	.29	2.02	2.31	(.23 )	(1.47)	(1.70)	31.49	7.22 [9]	— [10]	.48 [9]	.48 [9]	.88 [9]
Class 529-F-1:
8/31/2024[5,6]	41.02	.07	3.12	3.19	—	(.81 )	(.81 )	43.40	7.84 [7,9]	— [10]	.51 [8,9]	.51 [8,9]	.33 [8,9]
2/29/2024	31.90	.18	10.28	10.46	(.31 )	(1.03)	(1.34)	41.02	33.25 [9]	— [10]	.53 [9]	.53 [9]	.51 [9]
2/28/2023	39.29	.15	(5.27)	(5.12)	—	(2.27)	(2.27)	31.90	(12.59)[9]	— [10]	.53 [9]	.53 [9]	.46 [9]
2/28/2022	39.99	.08	1.92	2.00	—	(2.70)	(2.70)	39.29	4.55 [9]	— [10]	.51 [9]	.51 [9]	.18 [9]
2/28/2021	31.37	.16	10.07	10.23	(.17 )	(1.44)	(1.61)	39.99	33.19 [9]	— [10]	.48 [9]	.48 [9]	.49 [9]
2/29/2020	30.76	.28	2.03	2.31	(.23 )	(1.47)	(1.70)	31.37	7.24	151.49		.49	.87
Class 529-F-2:
8/31/2024[5,6]	41.22	.09	3.14	3.23	—	(.81 )	(.81 )	43.64	7.90 [7]	293	.44 [8]	.44 [8]	.41 [8]
2/29/2024	32.08	.22	10.32	10.54	(.37 )	(1.03)	(1.40)	41.22	33.35	269.44		.44	.61
2/28/2023	39.46	.18	(5.29)	(5.11)	—	(2.27)	(2.27)	32.08	(12.51)	197.43		.43	.56
2/28/2022	40.13	.11	1.92	2.03	—	(2.70)	(2.70)	39.46	4.61	217.45		.45	.25
2/28/2021[5,12]	34.86	.05	6.21	6.26	(.13 )	(.86 )	(.99 )	40.13	18.10 [7]	199	.15 [7]	.15 [7]	.13 [7]
Class 529-F-3:
8/31/2024[5,6]	41.22	.10	3.14	3.24	—	(.81 )	(.81 )	43.65	7.93 [7]	— [10]	.38 [8]	.38 [8]	.47 [8]
2/29/2024	32.08	.23	10.33	10.56	(.39 )	(1.03)	(1.42)	41.22	33.43	— [10]	.39	.39	.65
2/28/2023	39.45	.19	(5.29)	(5.10)	—	(2.27)	(2.27)	32.08	(12.48)	— [10]	.40	.40	.59
2/28/2022	40.09	.13	1.93	2.06	—	(2.70)	(2.70)	39.45	4.69	— [10]	.38	.38	.31
2/28/2021[5,12]	34.86	.06	6.21	6.27	(.18 )	(.86 )	(1.04)	40.09	18.11 [7]	— [10]	.18 [7]	.13 [7]	.15 [7]
Class R-1:
8/31/2024[5,6]	34.71	(.10 )	2.63	2.53	—	(.81 )	(.81 )	36.43	7.36 [7]	55	1.41 [8]	1.41 [8]	(.57 )[8]
2/29/2024	27.14	(.11 )	8.71	8.60	—	(1.03)	(1.03)	34.71	32.06	63	1.42	1.42	(.38 )
2/28/2023	34.13	(.12 )	(4.60)	(4.72)	—	(2.27)	(2.27)	27.14	(13.37)	55	1.42	1.42	(.44 )
2/28/2022	35.36	(.27 )	1.74	1.47	—	(2.70)	(2.70)	34.13	3.61	67	1.42	1.42	(.72 )
2/28/2021	28.01	(.16 )	8.95	8.79	—	(1.44)	(1.44)	35.36	31.98	73	1.44	1.44	(.50 )
2/29/2020	27.69	(.02 )	1.81	1.79	—	(1.47)	(1.47)	28.01	6.21	68	1.45	1.45	(.08 )
Refer to the end of the table for footnotes.

21	AMCAP Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2024[5,6]	$34.69	$(.10 )	$2.63	$2.53	$—	$(.81 )	$(.81 )	$36.41	7.37%[7]	$692	1.42%[8]	1.42%[8]	(.57 )%[8]
2/29/2024	27.13	(.11 )	8.70	8.59	—	(1.03)	(1.03)	34.69	32.03	672	1.42	1.42	(.38 )
2/28/2023	34.12	(.12 )	(4.60)	(4.72)	—	(2.27)	(2.27)	27.13	(13.37)	549	1.43	1.43	(.45 )
2/28/2022	35.35	(.28 )	1.75	1.47	—	(2.70)	(2.70)	34.12	3.62	661	1.43	1.43	(.73 )
2/28/2021	28.01	(.16 )	8.94	8.78	—	(1.44)	(1.44)	35.35	31.94	725	1.43	1.43	(.50 )
2/29/2020	27.69	(.02 )	1.81	1.79	—	(1.47)	(1.47)	28.01	6.21	605	1.44	1.44	(.08 )
Class R-2E:
8/31/2024[5,6]	39.95	(.06 )	3.03	2.97	—	(.81 )	(.81 )	42.11	7.50 [7]	88	1.13 [8]	1.13 [8]	(.28 )[8]
2/29/2024	31.02	(.03 )	9.99	9.96	— [11]	(1.03)	(1.03)	39.95	32.44	84	1.13	1.13	(.09 )
2/28/2023	38.50	(.05 )	(5.16)	(5.21)	—	(2.27)	(2.27)	31.02	(13.11)	61	1.14	1.14	(.15 )
2/28/2022	39.47	(.18 )	1.91	1.73	—	(2.70)	(2.70)	38.50	3.90	75	1.13	1.13	(.43 )
2/28/2021	31.04	(.07 )	9.94	9.87	—	(1.44)	(1.44)	39.47	32.34	76	1.14	1.14	(.21 )
2/29/2020	30.50	.07	1.99	2.06	(.05 )	(1.47)	(1.52)	31.04	6.53	67	1.15	1.15	.22
Class R-3:
8/31/2024[5,6]	39.08	(.03 )	2.98	2.95	—	(.81 )	(.81 )	41.22	7.62 [7]	963	.98 [8]	.98 [8]	(.13 )[8]
2/29/2024	30.35	.02	9.78	9.80	(.04 )	(1.03)	(1.07)	39.08	32.64	942.98		.98	.07
2/28/2023	37.68	— [11]	(5.06)	(5.06)	—	(2.27)	(2.27)	30.35	(12.99)	767.98		.98	— [13]
2/28/2022	38.62	(.12 )	1.88	1.76	—	(2.70)	(2.70)	37.68	4.07	960.98		.98	(.28 )
2/28/2021	30.35	(.02 )	9.73	9.71	—	(1.44)	(1.44)	38.62	32.55	1,104.99		.99	(.05 )
2/29/2020	29.83	.12	1.95	2.07	(.08 )	(1.47)	(1.55)	30.35	6.69	990	1.00	1.00	.37
Class R-4:
8/31/2024[5,6]	40.66	.04	3.09	3.13	—	(.81 )	(.81 )	42.98	7.76 [7]	730	.68 [8]	.68 [8]	.17 [8]
2/29/2024	31.59	.13	10.18	10.31	(.21 )	(1.03)	(1.24)	40.66	33.04	733.68		.68	.36
2/28/2023	38.99	.10	(5.23)	(5.13)	—	(2.27)	(2.27)	31.59	(12.72)	612.68		.68	.30
2/28/2022	39.77	.01	1.91	1.92	—	(2.70)	(2.70)	38.99	4.37	803.68		.68	.02
2/28/2021	31.17	.09	10.01	10.10	(.06 )	(1.44)	(1.50)	39.77	32.97	907.68		.68	.25
2/29/2020	30.58	.22	2.00	2.22	(.16 )	(1.47)	(1.63)	31.17	7.00	906.69		.69	.67
Class R-5E:
8/31/2024[5,6]	41.34	.08	3.14	3.22	—	(.81 )	(.81 )	43.75	7.86 [7]	193	.48 [8]	.48 [8]	.37 [8]
2/29/2024	32.15	.20	10.35	10.55	(.33 )	(1.03)	(1.36)	41.34	33.31	172.48		.48	.55
2/28/2023	39.56	.17	(5.31)	(5.14)	—	(2.27)	(2.27)	32.15	(12.55)	153.48		.48	.51
2/28/2022	40.23	.10	1.93	2.03	—	(2.70)	(2.70)	39.56	4.60	154.48		.48	.22
2/28/2021	31.52	.15	10.14	10.29	(.14 )	(1.44)	(1.58)	40.23	33.21	139.48		.48	.44
2/29/2020	30.91	.27	2.05	2.32	(.24 )	(1.47)	(1.71)	31.52	7.25	77.48		.48	.84
Class R-5:
8/31/2024[5,6]	42.19	.10	3.21	3.31	—	(.81 )	(.81 )	44.69	7.91 [7]	274	.38 [8]	.38 [8]	.47 [8]
2/29/2024	32.80	.24	10.57	10.81	(.39 )	(1.03)	(1.42)	42.19	33.47	277.38		.38	.66
2/28/2023	40.27	.20	(5.40)	(5.20)	—	(2.27)	(2.27)	32.80	(12.48)	249.38		.38	.60
2/28/2022	40.87	.14	1.96	2.10	—	(2.70)	(2.70)	40.27	4.70	344.38		.38	.32
2/28/2021	31.98	.20	10.29	10.49	(.16 )	(1.44)	(1.60)	40.87	33.36	571.38		.38	.55
2/29/2020	31.32	.32	2.06	2.38	(.25 )	(1.47)	(1.72)	31.98	7.33	572.39		.39	.98
Class R-6:
8/31/2024[5,6]	42.07	.11	3.21	3.32	—	(.81 )	(.81 )	44.58	7.96 [7]	25,038	.33 [8]	.33 [8]	.52 [8]
2/29/2024	32.73	.26	10.54	10.80	(.43 )	(1.03)	(1.46)	42.07	33.52	24,227.33		.33	.71
2/28/2023	40.17	.22	(5.39)	(5.17)	—	(2.27)	(2.27)	32.73	(12.43)	19,078.33		.33	.66
2/28/2022	40.76	.16	1.95	2.11	—	(2.70)	(2.70)	40.17	4.74	19,945.33		.33	.37
2/28/2021	31.89	.21	10.28	10.49	(.18 )	(1.44)	(1.62)	40.76	33.45	18,504.33		.33	.60
2/29/2020	31.24	.34	2.05	2.39	(.27 )	(1.47)	(1.74)	31.89	7.38	14,415.34		.34	1.02
Refer to the end of the table for footnotes.

AMCAP Fund	22

Financial highlights (continued)

	Six months ended August 31, 2024[5,6,7]	Year ended February 28 or 29,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[14]	18%	27%	31%	28%	35%	27%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Amount less than .01%.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

23	AMCAP Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

AMCAP Fund	24

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: October 31, 2024

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: October 31, 2024